DEFERRED REVENUE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Deferred revenue	$ 12,155		$ 7,972
Revenue	$ 85,988	$ 121,794
Minimum [Member]
Expected to be recognized over periods performance obligations	11 years
Maximum [Member]
Expected to be recognized over periods performance obligations	15 years
Recognized over time for service [Member]
Revenue			$ 2,995